UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2013	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)

Common Stock (99.6%)
Aerospace & Defense (3.0%)
Boeing	1,000	$74
Exelis	2,900	32
General Dynamics	1,100	73
Huntington Ingalls Industries	516	23
L-3 Communications Holdings, Cl 3	700	53
Northrop Grumman	1,100	72
Raytheon	1,300	68

		395

Agricultural Operations (0.5%)
Archer-Daniels-Midland	2,100	60

Agricultural Products (0.5%)
Fresh Del Monte Produce	1,000	27
Ingredion	700	46

		73

Air Freight & Logistics (0.2%)
FedEx	300	30

Aircraft (1.1%)
Lockheed Martin	900	78
United Continental Holdings*	1,600	39
US Airways Group*	1,700	24

		141

Asset Management & Custody Banks (1.5%)
Ameriprise Financial	1,100	73
Bank of New York Mellon	2,000	54
State Street	1,200	67

		194

Automotive (1.7%)
Autoliv	600	40
Ford Motor	9,300	120
Lear	800	39
TRW Automotive Holdings*	500	29

		228

Banks (6.4%)
Bank of America	4,700	53
Fifth Third Bancorp	3,200	52
Huntington Bancshares	4,800	33
JPMorgan Chase	5,100	240
PNC Financial Services Group	1,400	87
Regions Financial	4,300	33
SunTrust Banks	900	26
US Bancorp	2,200	73
Wells Fargo	6,900	240

		837

Biotechnology (1.0%)
Amgen	1,500	128

	Shares	Value (000)

Cable & Satellite (1.8%)
Comcast, Cl A	1,900	$72
DIRECTV*	1,700	87
Time Warner Cable, Cl A	900	81

		240

Chemicals (1.7%)
CF Industries Holdings	300	69
EI du Pont de Nemours	2,600	123
Huntsman	1,400	25

		217

Commercial Printing (0.2%)
RR Donnelley & Sons	3,400	31

Commercial Services (0.4%)
Convergys	1,500	25
Fidelity National Information Services	700	26

		51

Computer & Electronics Retail (0.8%)
Best Buy	3,600	59
GameStop, Cl A	1,700	39

		98

Computers & Services (11.0%)
Apple	830	378
CA	2,500	62
Computer Sciences	1,100	46
Dell	6,600	87
Google, Cl A*	170	128
Hewlett-Packard	3,800	63
Microsoft	10,000	275
Oracle	5,200	185
Seagate Technology	1,700	58
Symantec*	3,600	78
Western Digital	1,800	85

		1,445

Construction & Engineering (0.3%)
KBR	1,200	38

Consumer Discretionary (1.4%)
Energizer Holdings	500	43
Procter & Gamble	1,900	143

		186

Diversified Metals & Mining (0.2%)
Freeport-McMoRan Copper & Gold	700	25

Drug Retail (1.8%)
CVS Caremark	2,600	133
Walgreen	2,500	100

		233

Electrical Services (3.3%)
Ameren	1,900	62

Schedule of Investments January 31, 2013	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)

Electrical Services (continued)
American Electric Power	1,700	$77
Entergy	1,000	64
General Electric	6,900	154
Public Service Enterprise Group	2,300	72

		429

Financial Services (2.7%)
Capital One Financial	800	45
Citigroup	2,900	122
Discover Financial Services	900	35
Goldman Sachs Group	700	104
SLM	3,100	52

		358

Food, Beverage & Tobacco (2.3%)
Coca-Cola	1,900	71
Molson Coors Brewing, Cl B	900	41
PepsiCo	500	36
Philip Morris International	800	70
Smithfield Foods*	1,100	25
Supervalu	2,000	8
Tyson Foods, Cl A	2,200	49

		300

General Merchandise Stores (0.8%)
Big Lots*	400	13
Target	1,600	97

		110

Health Care Distributors (0.9%)
Cardinal Health	1,100	48
McKesson	700	74

		122

Health Care Equipment (3.4%)
Baxter International	1,000	68
Becton Dickinson	1,000	84
Boston Scientific*	8,800	66
Medtronic	2,100	98
St. Jude Medical	1,600	65
Zimmer Holdings	800	59

		440

Health Care Services (0.4%)
Omnicare	1,200	47

Home Entertainment Software (0.3%)
Activision Blizzard	4,000	46

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	400	46

Insurance (7.4%)
ACE	1,000	86
Aetna	1,600	77
Allstate	1,700	75
American International Group*	1,400	53
Assurant	1,200	46

	Shares	Value (000)

Insurance (continued)
Berkshire Hathaway, Cl B*	1,000	$97
Chubb	200	16
CIGNA	1,000	59
Hartford Financial Services Group	1,700	42
MetLife	1,800	67
Prudential Financial	400	23
Travelers	1,100	86
UnitedHealth Group	2,300	127
Unum Group	1,500	35
WellPoint	1,300	84

		973

Internet Retail (0.2%)
Amazon.com*	100	27

IT Consulting & Other Services (1.6%)
International Business Machines	800	163
SAIC	3,500	42

		205

Machinery (2.7%)
AGCO	800	42
Caterpillar	1,200	118
Deere	900	85
Oshkosh	800	31
Parker Hannifin	600	56
Timken	500	27

		359

Metal & Glass Containers (0.3%)
Owens-Illinois*	1,900	45

Multimedia (2.6%)
News, Cl A	3,000	83
Time Warner	2,200	111
Viacom, Cl B	1,500	91
Walt Disney	900	48

		333

Office Electronics (0.5%)
Xerox	7,500	60

Office Equipment (0.8%)
3M	500	50
Avery Dennison	1,300	50

		100

Oil & Gas Equipment & Services (0.5%)
Halliburton	700	28
Schlumberger	500	39

		67

Paper Packaging (0.3%)
Rock-Tenn, Cl A	500	39

Petroleum & Fuel Products (11.4%)
Apache	900	75
Chevron	2,500	288

Schedule of Investments January 31, 2013	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)

Petroleum & Fuel Products (continued)
ConocoPhillips	2,300	$133
Exxon Mobil	5,200	468
HollyFrontier	900	47
Marathon Oil	2,500	84
Marathon Petroleum	1,200	89
Murphy Oil	1,000	60
Occidental Petroleum	500	44
Phillips 66	1,300	79
Tesoro	600	29
Valero Energy	2,200	96

		1,492

Petroleum Refining (0.6%)
Hess	1,200	81

Pharmaceuticals (6.7%)
Abbott Laboratories	2,600	88
AbbVie	2,600	95
Johnson & Johnson	3,800	281
Merck	3,400	147
Pfizer	10,000	273

		884

Printing & Publishing (0.5%)
Gannett	2,000	39
Lexmark International, Cl A	1,100	26

		65

Railroads (1.2%)
CSX	3,200	70
Norfolk Southern	1,300	90

		160

Reinsurance (0.8%)
Everest Re Group	200	23
PartnerRe	500	44
Validus Holdings	1,100	40

		107

Retail (3.8%)
Brinker International	800	26
Home Depot	500	33
Kohl’s	1,300	60
Kroger	2,700	75
Macy’s	1,900	75
McDonald’s	300	29
Safeway	2,300	44
Staples	4,800	65
Wal-Mart Stores	1,300	91

		498

Semi-Conductors/Instruments (2.3%)
Intel	7,800	164
Jabil Circuit	1,700	32
Marvell Technology Group	2,100	19

	Shares/Face Amount (000)	Value (000)

Semi-Conductors/Instruments (continued)
TE Connectivity	2,100	$82

		297

Specialized REIT’s (0.5%)
Hospitality Properties Trust	1,600	40
Omega Healthcare Investors	1,000	26

		66

Technology Distributors (0.7%)
Avnet*	1,200	42
Ingram Micro, Cl A*	1,400	25
Tech Data*	500	26

		93

Telephones & Telecommunications (4.2%)
Amdocs	1,100	39
AT&T	3,800	132
Cisco Systems	8,600	177
Corning	5,900	71
Harris	900	42
QUALCOMM	700	46
Verizon Communications	1,200	53

		560

Total Common Stock (Cost $12,158)		13,059

Repurchase Agreement (0.4%)
Morgan Stanley 0.020%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $52,617 (collateralized by a U.S. Treasury Note, par value $53,351, 3.125%, 05/15/2021; with total market value $53,670)	$53	53

Total Repurchase Agreement (Cost $53)		53

Total Investments – 100.0% (Cost $12,211) †		$13,112

Percentages are based on Net Assets of $13,118(000).

Cl	Class
REIT	Real Estate Investment Trust

*	Non-income producing security.
†	At January 31, 2013, the tax basis cost of the Fund’s investments was $12,211 (000), and the unrealized appreciation and depreciation were $1,756 (000) and ($855 (000)) respectively.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,059	$—	$—	$13,059
Repurchase Agreement	—	53	—	53
Total Investments in Securities	$13,059	$53	$—	$13,112

Schedule of Investments January 31, 2013	(Unaudited)

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2013, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-003-1300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013